iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds 2026 Term High Yield and Income ETF 64,576 $ 1,493,643
iShares iBonds 2027 Term High Yield and Income ETF 66,558 1,485,109
iShares iBonds 2028 Term High Yield and Income ETF 63,226 1,504,146
iShares iBonds 2029 Term High Yield and Income ETF 63,332 1,504,135
iShares iBonds 2030 Term High Yield and Income ETF 56,321 1,508,237
7,495,270
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,481,190 ) .................................. 7,495,270
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (b)
............................ 9,597 $ 9,597
a
Total Short-Term Securities — 0.1%
(Cost: $ 9,597 ) ..................................... 9,597
Total Investments — 100.0%
(Cost: $ 7,490,787 ) .................................. 7,504,867
Liabilities in Excess of Other Assets — 0 .0% ................ (146)
Net Assets — 100.0% ................................. $ 7,504,721
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ —  $ —  $ —
(b)
$ —  $ —  $ —  —  $ 153
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,323  6,274
(b)
—  —  —  9,597  9,597  71  —
iShares iBonds 2026
Term High Yield
and Income ETF 905,107  597,404  —  —  (8,868) 1,493,643  64,576  15,551  1,425
iShares iBonds 2027
Term High Yield
and Income ETF 895,764  594,652  —  —  (5,307) 1,485,109  66,558  14,825  —
iShares iBonds 2028
Term High Yield
and Income ETF 899,956  599,891  —  —  4,299  1,504,146  63,226  14,694  —
iShares iBonds 2029
Term High Yield
and Income ETF 900,600  600,031  —  —  3,504  1,504,135  63,332  16,356  —
iShares iBonds 2030
Term High Yield
and Income ETF 900,361  600,312  —  —  7,564  1,508,237  56,321  16,137  —
$ —  $ —  $ 1,192
$ 7,504,867
$ 77,787  $ 1,425
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 7,495,270  $ —  $ —  $ 7,495,270
Short-Term Securities
Money Market Funds ...................................... 9,597  —  —  9,597
$ 7,504,867  $ —  $ —  $ 7,504,867